Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Shares [Abstract]
Summary of Preferred Shares activities

The Company’s Preferred Shares activities for the years ended December 31, 2018, 2019 and 2020 are summarized below:

	Redeemable Ordinary Shares		Series A		Series A-1		Series A-2		Series B		Series B-1		Series B-2		Series C		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of December 31, 2017	15,753,000	11,201	88,281,125	499,397	—	—	—	—	—	—	—	—	—	—	—	—	104,034,125	510,598

Issuance of Preferred Shares of Series A-1 and A-2 on January 5, 2018	—	—	—	—	67,802,375	460,000	11,671,400	100,000	—	—	—	—	—	—	—	—	79,473,775	560,000
Extinguishment of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018	—	—	—	(474,376)	—	—	—	—	—	—	—	—	—	—	—	—	—	(474,376)
Recognition of mezzanine equity upon the completion of the issuance of Series A-1 and A-2 on January 5, 2018	—	—	—	508,923	—	—	—	—	—	—	—	—	—	—	—	—	—	508,923
Issuance of Preferred Shares of Series B on March 26 2018	—	—	—	—	—	—	—	—	160,481,700	1,823,954	—	—	—	—	—	—	160,481,700	1,823,954
Modification of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018	—	—	—	(12,088)	—	(10,597)	—	(2,360)	—	—	—	—	—	—	—	—	—	(25,045)
Extinguishment of mezzanine equity upon the completion of the issuance of Series B on March 26, 2018	—	—	—	(25,021)	—	—	—	—	—	—	—	—	—	—	—	—	—	(25,021)
Recognition of mezzanine equity at fair value upon the completion of the issuance of Series B on March 26, 2018	—	—	—	33,395	—	—	—	—	—	—	—	—	—	—	—	—	—	33,395
Issuance of Preferred Shares of Series B-1 and B-2 on August 1, 2018	—	—	—	—	—	—	—	—	—	—	133,272,750	2,565,113	38,163,575	841,199	—	—	171,436,325	3,406,312
Accretion on Preferred Shares to redemption value	—	—	—	35,518	—	49,178	—	10,362	—	450,449	—	120,386	—	39,436	—	—	—	705,329
Derecognition of mezzanine equity classified as Preferred Shares	—	—	(10,172,500)	(33,395)	—	—	—	—	—	—	—	—	—	—	—	—	(10,172,500)	(33,395)
Derecognition of mezzanine equity classified as Redeemable Ordinary Shares	(15,753,000)	(11,201)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(15,753,000)	(11,201)

Balances as of December 31, 2018	—	—	78,108,625	532,353	67,802,375	498,581	11,671,400	108,002	160,481,700	2,274,403	133,272,750	2,685,499	38,163,575	880,635	—	—	489,500,425	6,979,473

Issuance of Preferred Shares post extinguishment	—	—	—	—	—	—	—	—	—	—	—	—	—	—	79,590,650	1,801,402	79,590,650	1,801,402
Accretion on Preferred Shares to redemption value post extinguishment	—	—	—	65,206	—	61,073	—	13,255	—	287,695	—	394,944	—	119,880	—	18,997	—	961,050
Repurchase of the Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	(2,197,900)	(48,447)	—	—	(2,197,900)	(48,447)

Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Balances as of December 31, 2019	—	—	78,108,625	597,559	67,802,375	559,654	11,671,400	121,257	160,481,700	2,562,098	133,272,750	3,080,443	35,965,675	952,068	79,590,650	1,820,399	566,893,175	9,693,478

Issuance of Preferred Shares of Series C	—	—	—	—	—	—	—	—	—	—	—	—	—	—	234,840,210	6,639,361	234,840,210	6,639,361
Accretion on Preferred Shares to Redemption Value post Extinguishment	—	—	—	64,863	—	60,854	—	13,635	—	332,743	—	586,803	—	186,043	—	912,803	—	2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	—	—	(78,108,625)	(662,422)	(67,802,375)	(620,508)	(11,671,400)	(134,892)	(160,481,700)	(2,894,841)	(133,272,750)	(3,667,246)	(35,965,675)	(1,138,111)	(314,430,860)	(9,372,563)	(801,733,385)	(18,490,583)

Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—